Fair Value Measurements - Financial Liabilities Fair Value Measurements on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	$ 170,109		$ 0
Earnout interests liability	351,048
Total fair value (Restated)	521,157
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	88,079
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total fair value (Restated)	88,079
Level 1 | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	88,079	$ 92,600
Level 2 | Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	82,030	$ 88,600
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout interests liability	351,048
Total fair value (Restated)	433,078
Level 3 | Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants	$ 82,030